Derivatives and hedge accounting - Hedge ineffectiveness (Details) kr in Millions	12 Months Ended
Dec. 31, 2022 SEK (kr)
Hedge ineffectiveness
Hedging gain or losses recognized in other comprehensive income	kr (122)
Cash-flow hedges
Hedge ineffectiveness
Changes in fair value of hedging instruments	(122)
Changes in value of hedged items used as a basis for recognizing hedge ineffectiveness	126
Hedging gain or losses recognized in other comprehensive income	kr (122)